Noncontrolling Interest - Additional Information (Detail)	9 Months Ended
Sep. 30, 2021 shares
Non controlling interest number of shares held	88,263,333
Definitive Holdco [Member]
Noncontrolling interest, ownership percentage by noncontrolling owners	60.70%